Other Accounts Liabilities (Details) - Schedule of other accounts accrued liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Accounts Accrued Liabilities [Abstract]
Accrued expenses, interest and other liabilities	$ 309	$ 1,063
Accrued salaries and wages	105	63
Accrued bonuses	267
Total	$ 681	$ 1,126